SECURED BORROWINGS, Fly Aladdin Engine Funding Facility (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Engine	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Secured Borrowings [Abstract]
Proceeds from secured borrowings		$ 0	$ 826,396	$ 513,459
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Principal amount outstanding		1,717,483	2,416,807
Secured Borrowings [Member] | Fly Aladdin Engine Funding Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding		$ 42,339	$ 43,829
Number of engines serving as security | Engine		7
Maturity date, range start date		Dec. 31, 2021
Maturity date, range end date		Apr. 30, 2022
Proceeds from secured borrowings	$ 43,900
Upfront fee paid	$ 400
Secured Borrowings [Member] | Fly Aladdin Engine Funding Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Interest rate		4.94%
Secured Borrowings [Member] | Fly Aladdin Engine Funding Facility [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Interest rate		4.96%